Risk management (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial risk management [Line Items]
Disclosure Of Detailed Information About The Carrying Values For Financial Assets And Liabilities Denominated In Foreign Currencies [Text Block]
The following table sets out the carrying amount for financial assets and liabilities denominated in foreign currency as of December 31, 2017 and 2016:

(in US$ Million)	2017	2016
Cash and cash equivalents	1,203	1,916
Other financial assets	1,072	1,367
Trade receivables and payables, net	(7)	(282)
Loans and borrowings	(12,590)	(15,172)
Net liability position	(10,322)	(12,171)

Disclosure of detailed information about hedging instruments [text block]
The following is the movement of foreign currency debt designated as a non-derivative hedging instrument for the years ended December 31, 2017 and 2016:

(US$ Million)	2017	2016
Hedging instrument at the beginning of the period	5,312	5,376
Reassignment of hedging instruments	1,803	870
Realization of exports	(1,803)	(870)
Capital payments (1)	(1,980)	(64)
Hedging instrument at the end of the period	3,332	5,312

(1)	On June 30, 2017, Ecopetrol prepaid the entire outstanding balance of the international syndicated loan whose nominal value was US$ 1,925 million and original maturity date was in February 2020.

Disclosure of detailed information about movement of other comprehensive income by item explanatory [text Block]
The following is the movement of accumulated foreign currency gains and losses in respect of the cash flow hedge recognized in other comprehensive income for the years ended December 31, 2017 and 2016:

	2017	2016
Opening balance	(244,131)	217,291
Exchange difference	15,934	(724,395)
Reclassification to profit or loss	160,772	(33,074)
Ineffectiveness	(9,247)	-
Deferred income tax	(82,622)	296,047
Closing balance	(159,294)	(244,131)

Disclosure of detailed information about expected reclassification of exchange differences accumulated in other comprehensive income to profit or loss [Table Text Block]
The expected reclassification of the cumulative exchange rate difference in other comprehensive income to the profit or loss statement, taking an exchange rate of COP$2,984 per US$1.00 is as follows:

Year	Before taxes	Taxes	After taxes
2018	95,462	(33,439)	62,023
2019	66,039	(23,132)	42,907
2020	23,804	(8,338)	15,466
2021	21,541	(7,545)	13,996
2022	21,541	(7,545)	13,996
2023	16,786	(5,880)	10,906
	245,173	(85,879)	159,294

Sensitivity analysis for types of market risk [text block]
The Group’s risk management strategy involves the use of non-derivative financial instruments related to cash flow hedges for future exports and hedges of a net investment in a foreign operation in order to minimize exposure to currency rate risk, which is detailed below. The following is the effect of a change of 1% and 5% in the exchange rate of the Colombian peso as compared with the U.S. dollar, on the balance of financial assets and liabilities denominated in foreign currency as of December 31, 2017:

Scenario / Variation in the exchange rate	Effect on income before taxes (+/-)	Effect on other comprehensive income (+/-)
1%	2,715	305,293
5%	13,577	1,526,465

Analysis of age of financial assets that are past due but not impaired [text block]
Ecopetrol does not have a significant concentration of credit risk. An aging analysis of the accounts receivable portfolio in arrears, but not impaired, as of December 31, 2017 and 2016 is as follows:

	2017	2016
Less than 3-month overdue	65,354	179,008
Between 3- and 6-month overdue	1,131	14,275
More than 6-month overdue	79,688	103,574
	146,173	296,857

Disclosure of financial instruments by type of interest rate [text block]
The following table provides information about the sensitivity of Group’s results and other comprehensive income for the next 12 months to variations in interest rate of 100 basis points:

	Effect on profit or loss (+/-)		Effect on Other Comprehensive Income (+/-)
	Financial assets	Financial Liabilities	Plan assets
+100 basis points	(66,120)	112,383	(171,031)
-100 basis points	66,120	(112,282)	183,988

Disclosure of how entity manages liquidity risk [text block]
The following is a summary of the maturity of financial liabilities as of December 31, 2017. The amounts disclosed in the table are the contractual undiscounted cash flows. The payments in foreign currency were restated taking a constant exchange rate of COP$2,984.00 per US dollar. Consequently, these amounts may not reconcile with the amounts disclosed on the consolidated statement of financial position:

	Up to 1 year	1-5 years	5-10 years	> 10 years	Total
Loans (payment of principal and interest)	5,040,130	28,151,892	18,873,280	15,484,650	67,549,952
Trade and other payables	6,968,207	134,815	-	-	7,103,022
Total	12,008,337	28,286,707	18,873,280	15,484,650	74,652,974

Disclosure of detailed information about levearage ratio [Text Block]
Net financial debt is calculated by taking short-term and long-term loans and borrowings less cash and cash equivalents and investments in securities as of December 31 of each year. The level of leverage is calculated as the ratio between net financial debt and the sum of equity and net financial debt. The following is the information of these indicators as of December 31, 2017 and 2016:

	2017	2016
Loans and borrowings (Note 20)	43,547,835	52,222,027
Cash and cash equivalents (Note 6)	(7,945,885)	(8,410,467)
Other financial assets (Note 9)	(6,533,725)	(6,686,895)
Net financial debt	29,068,225	37,124,665
Equity (Note 24)	48,215,699	43,560,501
Leverage	37.61%	46.01%

Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial risk management [Line Items]
Disclosure of detailed information about hedging instruments [text block]
The following is the movement of accumulated foreign currency gains and losses in respect of the net investment hedge recognized in other comprehensive income for the years ended December 31, 2017 and 2016:

	2017	2016
Opening balance	155,359	-
Exchange difference	(86,892)	231,879
Ineffectiveness	329	-
Deferred income tax	28,566	(76,520)
Closing balance	97,362	155,359